Other current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	€ 77,269	€ 90,917
At beginning of period	90,917
At end of period	77,269	90,917
Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	61,415	56,880
At beginning of period	56,880	289,743
Investments	20,921	29,716
Disposals	(19,798)	(264,825)
Fair value adjustments	2,178	1,053
Realized gains/(losses)	212	2,048
Exchange rate gains/(losses)	1,022	(855)
At end of period	61,415	56,880
Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	12,224	28,440
At beginning of period	28,440	26,852
Investments	4,955	3,884
Disposals	(21,380)	(3,001)
Fair value adjustments	178	259
Realized gains/(losses)	31	446
Exchange rate gains/(losses)	0	0
At end of period	12,224	28,440
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	73,639	85,320
At beginning of period	85,320	316,595
Investments	25,876	33,600
Disposals	(41,178)	(267,826)
Fair value adjustments	2,356	1,312
Realized gains/(losses)	243	2,494
Exchange rate gains/(losses)	1,022	(855)
At end of period	73,639	85,320
Proceeds from disposals		270,317
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,360	5,431
At beginning of period	5,431
At end of period	3,360	5,431
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	270	166
At beginning of period	166
At end of period	270	166
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	23,954	22,399
At beginning of period	22,399
At end of period	23,954	22,399
Private equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	23,954	22,399
At beginning of period	22,399	18,311
Investments	1,799	3,035
Disposals	(2,439)	(802)
Fair value adjustments	1,309	2,266
Realized gains/(losses)	35	0
Exchange rate gains/(losses)	851	(411)
At end of period	23,954	22,399
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,395	10,106
At beginning of period	10,106
At end of period	10,395	10,106
Private debt | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,395	10,106
At beginning of period	10,106	13,644
Investments	801	1,001
Disposals	(423)	(4,224)
Fair value adjustments	(68)	(347)
Realized gains/(losses)	(21)	32
Exchange rate gains/(losses)	0	0
At end of period	10,395	10,106
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,285	8,995
At beginning of period	8,995
At end of period	10,285	8,995
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,285	8,995
At beginning of period	8,995	46,761
Investments	0	4,009
Disposals	(20)	(42,658)
Fair value adjustments	1,234	706
Realized gains/(losses)	1	264
Exchange rate gains/(losses)	75	(87)
At end of period	10,285	8,995
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	9,713	12,146
At beginning of period	12,146	12,129
Investments	369	2,096
Disposals	(2,734)	0
Fair value adjustments	(400)	(1,887)
Realized gains/(losses)	78	0
Exchange rate gains/(losses)	254	(192)
At end of period	9,713	12,146
Money market funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,864	2,093
At beginning of period	2,093	2,587
Investments	15,966	18,578
Disposals	(14,182)	(19,038)
Fair value adjustments	26	(71)
Realized gains/(losses)	119	209
Exchange rate gains/(losses)	(158)	(172)
At end of period	3,864	2,093
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,204	1,141
At beginning of period	1,141
At end of period	3,204	1,141
Equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	3,204	1,141
At beginning of period	1,141	14,592
Investments	1,986	997
Disposals	0	(14,999)
Fair value adjustments	77	(159)
Realized gains/(losses)	0	703
Exchange rate gains/(losses)	0	7
At end of period	3,204	1,141
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Insurance contracts | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets		0
At beginning of period	0	114,975
Investments		0
Disposals		(115,485)
Fair value adjustments		545
Realized gains/(losses)		(35)
Exchange rate gains/(losses)		0
At end of period		0
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	6,439	11,748
At beginning of period	11,748
At end of period	6,439	11,748
Fixed income | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0	64,017
Investments		0
Disposals		(65,018)
Fair value adjustments		0
Realized gains/(losses)		1,001
Exchange rate gains/(losses)		0
At end of period	0	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	6,439	11,748
At beginning of period	11,748	9,110
Investments	3,447	3,884
Disposals	(8,875)	(1,996)
Fair value adjustments	54	304
Realized gains/(losses)	65	446
Exchange rate gains/(losses)	0	0
At end of period	6,439	11,748
Commodities | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets		0
At beginning of period	0	2,727
Investments		0
Disposals		(2,601)
Fair value adjustments		0
Realized gains/(losses)		(126)
Exchange rate gains/(losses)		0
At end of period		0
Floating income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	5,785	16,692
At beginning of period	16,692	17,742
Investments	1,508	0
Disposals	(12,505)	(1,005)
Fair value adjustments	124	(45)
Realized gains/(losses)	(34)	0
Exchange rate gains/(losses)	0	0
At end of period	€ 5,785	€ 16,692